Organization and principal activities - IPO (Details) - American Depository Shares - Initial public offering $ in Thousands	Dec. 22, 2017 USD ($) shares
Initial Public Offering
Shares issued and sold (in shares) | shares	4,312,500
Number of common shares for each ADS	0.5
Net proceeds from issuance of ordinary shares upon IPO | $	$ 28,405